Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from (used in) operating activities
Profit (loss)	R$ 11,360,131	R$ (3,545,485)
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	5,169,036	3,943,188
Depreciation, right-of-use assets	167,650	167,592
Interest expense on lease liabilities	230,308	222,185
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	124,099	124,424
Income (expense) from associates and joint ventures	189,082	3,514
Exchange rate and monetary variations, net	(8,193,085)	8,186,657
Interest expenses on financing, loans and debentures	2,859,388	2,545,932
Adjustments for finance costs	(126,119)	(802,515)
Accrual of interest on marketable securities	(516,596)	(645,445)
Amortization of transaction costs, premium and discounts	48,174	39,616
Derivative financial instruments, net	(6,352,505)	4,524,878
Gain (loss) on fair value adjustments	73,248	(539,003)
Deferred income tax and social contribution	5,584,692	(3,872,570)
Interest on actuarial liabilities and cost of current service	39,644	37,926
Provision for judicial liabilities, net	(36,641)	53,680
Provision (reversal) for doubtful accounts, net	45,541	(3)
Provision (reversal) for inventory losses, net	13,794	14,714
Provision (reversal) for loss of ICMS credits, net	83,940	(21,447)
Other	33,854	28,560
Trade accounts receivable	896,134	422,445
Inventories	(402,359)	(667,502)
Recoverable taxes	(216,650)	(74,202)
Other assets	(94,065)	(33,736)
Trade accounts payable	405,235	257,598
Taxes payable	313,913	224,019
Payroll and charges	(370,336)	(56,148)
Other liabilities	(210,178)	(86,269)
Cash generated from operations	11,119,329	10,452,603
Payment of interest on financing, loans and debentures	(2,887,340)	(2,529,991)
Capitalized loan costs paid	126,119	802,515
Interest received on marketable securities	582,826	570,829
Payment of income taxes	(182,669)	(173,287)
Cash provided by operating activities	8,758,265	9,122,669
Additions to property, plant and equipment	(2,618,399)	(5,025,174)
Additions to intangible	(22,079)	(84,566)
Purchase of biological assets	(3,642,430)	(3,459,209)
Proceeds from sales of property, plant and equipment and biological assets	78,458	88,179
Capital increase in affiliates	(7,339)	(27,319)
Marketable securities, net	4,794,845	(894,973)
Advances for acquisition of wood from operations with development and partnerships	(124,640)	(183,995)
Dividends received	8,835
Cash used in investing activities	(1,532,749)	(9,587,057)
Proceeds from loans, financing and debentures	12,661,193	10,934,280
Proceeds from derivative transactions	279,281	(682,787)
Payment of loans, financing and debentures	(13,338,107)	(8,921,182)
Payment of leases	(713,779)	(633,211)
Payment of interest on own capital and dividends	(2,208,154)	(1,318,418)
Shares repurchased	(191,918)	(309,952)
Cash used by financing activities	(3,511,484)	(931,270)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(449,261)	296,285
Increase (Decrease) in cash and cash equivalents, net	3,264,771	(1,099,373)
At the beginning of the period	9,018,818	8,345,871
At the end of the period	R$ 12,283,589	R$ 7,246,498